Share-Based Payment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT

NOTE 13. SHARE-BASED PAYMENT

On July 21, 2021, the Company adopted the Microvast Holdings, Inc. 2021 Equity Incentive Plan (the “2021 Plan”), effective upon the Closing Date. The 2021 Plan provides for the grant of incentive and non-qualified stock option, restricted stock units, restricted share awards, stock appreciation awards, and cash-based awards to employees, directors, and consultants of the Company. Options awarded under the 2021 Plan expire no more than 10 years from the date of grant. Concurrently with the closing of the Business Combination, the share awards granted under 2012 Share Incentive Plan of Microvast, Inc. (the “2012 Plan”) were rolled over by removing original performance conditions and converting into options and capped non-vested share units with modified vesting schedule, using the Common Exchange Ratio of 160.3. The 2021 Plan reserves 5% of the fully-diluted shares of Common Stock outstanding immediately following the Closing Date (not including the shares underlying awards rolled over from the 2012 Plan) for issuance in accordance with the 2021 Plan’s terms. As of March 31, 2022, 76,660,009 shares of Common Stock was available under the 2021 Plan.

Stock options

During three months ended March 31, 2022, the Company recorded share-based compensation expense of $13,630 related to the option awards.

Stock options activity for the three months ended March 31, 2021 and 2022 was as follows (all stock award activity was retroactively restated to reflect the conversion in July 2021):

Stock options life	Number of Shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Life
Outstanding as of January 1, 2021	34,737,967	$6.19	$2.92	9.0
Grant	—	—	—
Forfeited	(913,710)	6.28	2.97
Outstanding as of March 31, 2021	33,824,257	$6.19	$2.92	8.7
Expected to vest and exercisable as of March 31, 2021	33,824,257	$6.19	$2.92	8.7
Outstanding as of January 1, 2022	33,503,657	6.19	4.95	7.9
Forfeited	(72,135)	6.28	4.92
Outstanding as of March 31, 2022	33,431,522	$6.18	$4.98	7.7
Expected to vest and exercisable as of March 31, 2022	33,431,522	$6.18	$4.98	7.7

The total unrecognized equity-based compensation costs as of March 31, 2022 related to the stock options was $128,612, which is expected to be recognized over a weighted-average period of 2.3 years. The aggregate intrinsic value of the stock options as of March 31, 2022 was $17,217.

Capped Non-vested share units

The capped non-vested share units represent rights for the holder to receive cash determined by the number of shares granted multiplied by the lower of the fair market value and the capped price, which will be settled in the form of cash payments. The capped non-vested share units were accounted for as liability classified awards. Upon conversion, the Company adjusted the terms of capped non-vested share units outstanding as described above. The Company recorded share-based compensation expense of $13,959 related to these non-vested share units awards based on the fair value determined by the lower of stock market price and the capped price as of March 31, 2022.

Non-vested share units activity for the three months ended March 31, 2021 and 2022 was as follows (all award activity was retroactively restated to reflect the conversion in July 2021):

	Number on Non-Vested Shares	Weighted Average Grant Date Fair Value per Share (US$)
Outstanding as of January 1, 2021	23,027,399	$0.93
Outstanding as of March 31, 2021	23,027,399	$0.93
Outstanding as of March 31, 2022	23,027,399	$8.74[1]

The total unrecognized equity-based compensation costs as of March 31, 2022 related to the non-vested share units was $111,728.

Restricted Stock Units

Following the Business Combination, the Company granted 437,377 restricted stock units (“RSUs”) and 328,789 performance-based restricted stock unit (“PSU”) awards subject to service, performance and/or market conditions. The service condition requires the participant’s continued services or employment with the Company through the applicable vesting date, and the performance condition requires the achievement of the performance criteria defined in the award agreement. The market condition is based on the Company’s TSR relative to a comparator group during a specified performance period.

The fair value of RSUs is determined by the market closing price of Common Stock at the grant date and is amortized over the vesting period on a straight-line basis. For RSU awards with performance conditions, share-based compensation expense is only recognized if the performance conditions become probable to be satisfied.

The fair value of PSUs that include vesting based on market conditions are estimated using the Monte Carlo valuation method. Compensation cost for these awards is amortized on a straight-line basis over the vesting period based on the grant date fair value, regardless of whether the market condition is satisfied.

Accordingly, the Company recorded share-based compensation expense of $344 related to these RSUs and $359 related to these PSUs during the three months ended March 31, 2022.

1        The amount represented modification date value per share.As of modification date, the settled price was the capped price as described above.

The non-vested shares activity for the three months ended March 31, 2021 and 2022 was as follows:

	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value Per Share (US$)
Outstanding as of January 1, 2021	—	—
Outstanding as of March 31, 2021	—	—
Outstanding as of January 1, 2022	671,441	9.08
Grant	38,566	$6.78
Vested	(8,124)	$8.52
Forfeited	(13,196)	$8.87
Outstanding as of March 31, 2022	688,687	$8.96

The total unrecognized equity-based compensation costs as of March 31, 2022 related to the non-vested shares was $4,904.

The following summarizes the classification of share-based compensation:

Three Months Ended March 31, 2022
Cost of revenues	$1,934
General and administrative expenses	18,136
Research and development expenses	5,139
Selling and marketing expenses	2,921
Construction in process	162
Total	$28,292

21. SHARE-BASED PAYMENT

In 2012, Microvast, Inc. adopted a Share Incentive Plan (the “2012 Plan”). The 2012 Plan permits the grant of options to purchase common stock, share appreciation rights, non-vested shares and non-vested share units. The maximum aggregate number of shares of common stock that may be issued pursuant to all awards under the share incentive plan is 17 percent of the total issued and outstanding company shares on a fully-diluted basis. The share options, non-vested shares and non-vested share units granted to the employees or nonemployees shall vest and become non-forfeitable with respect to one-third of the total number of the non-vested share and non-vested share units immediately upon the occurrence of initial public offering, sale or transfer of all or substantially all of the business, operations or assets of Microvast, Inc. or its subsidiaries, taken as a whole, to a third party, or such other sale or transfer of common stock in Microvast, Inc. as determined, in each case, by Microvast, Inc. pursuant to legal documents and other obligations binding upon it (the “Initial Vesting Date”), and on each of the first and second anniversaries of the Initial Vesting Date; provided that through each applicable vesting date, the employee or nonemployee is employed. The Merger in 2021 did not constitute the satisfaction of a performance condition that would trigger the vesting of equity awards as stipulated in the 2012 Plan.

In connection with the Merger, all outstanding share awards granted under the 2012 Plan, 209,906 options and 143,652 capped non-vested share units, were converted into 33,647,927 options and 23,027,399 capped non-vested share units of the Company, respectively, using the Common Exchange Ratio of 160.3 as described in Note 3. Upon conversion, the Company modified the terms of the equity awards by removing the performance condition of the occurrence of an initial public offering and similar transaction under the 2012 Plan, and adopted a new vesting schedule of one-third of the total number on each of the first, second and third anniversaries of the Closing Date (the “Modification”). The Modification was considered a Type III modification under the Accounting for Share-Based Payments (Topic 718), in which the original awards were canceled, and the modified awards were considered granted on the modification date. Post-modification share-based compensation expense related to these new awards will be recognized over the remaining service period using modification date fair values. Following the Merger, no further awards will be granted under the 2012 Plan. All stock award activity was retroactively restated to reflect the conversion.

On July 21, 2021, the stockholders of the Company approved the Microvast Holdings, Inc. 2021 Equity Incentive Plan (the “2021 Plan”), effective upon the Closing Date. The 2021 Plan provides for the grant of incentive and non-qualified stock option, restricted stock units, restricted share awards, stock appreciation awards, and cash-based awards to employees, directors, and consultants of the Company. Options awarded under the 2021 Plan expire no more than 10 years from the date of grant. The 2021 Plan reserves 5% of the fully-diluted shares of Common Stock outstanding immediately following the Closing Date (not including the shares underlying awards modified from the 2012 Plan) for issuance in accordance with the 2021 Plan’s terms. As of December 31, 2021, 76,613,244 shares of Common Stock was available for grant under the 2021 Plan.

Share options

During the year ended December 31, 2021, the Company recorded share-based compensation expense of $24,222 related to the option awards.

The modification date fair value of the stock options was determined using the Binomial-Lattice Model with the following assumptions:

After modification
Exercise price(1)	$ 4.37 – $6.28
Expected lives (years)(2)	4.5 – 9.4
Volatility(3)	47.6% – 53.1%
Risk-free interest rate(4)	1.26% – 1.87%
Expected dividend yield(5)	0.00%
Weighted average fair value of options modified	$ 4.70 – $5.36

(1)      Exercise price

Exercise price was extracted from option agreements.

(2)      Expected lives

Expected lives was derived from option agreements.

(3)      Volatility

The volatility of the underlying common shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options and the implied volatility of the Company.

(4)      Risk-free interest rate

Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.

(5)      Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

Share options activity for the years ended December 31, 2019, 2020 and 2021 was as follows (all stock award activity was retroactively restated to reflect the conversion in July 2021):

Share options life	Number of Shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)		Weighted Average Remaining Contractual
Outstanding as of January 1, 2019	8,810,178	5.55	2.16		8.1
Forfeited	(1,231,675)	5.83	2.27
Outstanding as of December 31, 2019	7,578,503	5.50	2.14		7.1
Expected to vest and exercisable as of December 31, 2019	7,578,503	5.50	2.14		7.1

Outstanding as of January 1, 2020	7,578,503	5.50	2.14		7.1
Grant	28,350,160	6.28	3.09
Forfeited	(1,190,696)	3.89	2.04
Outstanding as of December 31, 2020	34,737,967	6.19	2.92		9.0
Expected to vest and exercisable as of December 31, 2020	34,737,967	6.19	2.92		9.0

Outstanding as of January 1, 2021	34,737,967	6.19	2.92		9.0
Granted	—	—	—
Forfeited	(1,234,310)	6.28	3.20
Outstanding as of December 31, 2021	33,503,657	6.19	4.95	(a)	7.9
Expected to vest and exercisable as of December 31, 2021	33,503,657	6.19	4.95	(a)	7.9

(a)      The amount represented weighted average modification date value per share.

The total unrecognized equity-based compensation costs as of December 31, 2021 related to the stock options was $142,598, which is expected to be recognized over a weighted-average period of 2.6 years. The aggregate intrinsic value of the share options as of December 31, 2021 was $nil.

Capped Non-vested share units

The capped non-vested shares units represent rights for the holder to receive cash determined by the number of shares granted multiplied by the lower of the fair market value and the capped price, which will be settled in the form of cash payments. The capped non-vested shares units were accounted for as liability classified awards. Upon conversion, the Company adjusted the terms of capped non-vested shares units outstanding as described above. The Company recorded share-based compensation expense of $18,925 related to these non-vested share units awards based on the fair value determined by the lower of the capped price and stock market price as of December 31, 2021.

Non-vested share units activity for the years ended December 31, 2019, 2020 and 2021 was as follows (all award activity was retroactively restated to reflect the conversion in July 2021):

	Number on Non-Vested Shares	Weighted Average Grant Date Fair Value per Share (US$)
Outstanding as of January 1, 2019	17,291,560	0.96
Forfeited	(772,341)	1.60
Transfer from non-vested shares	3,289,837	0.64
Outstanding as of December 31, 2019	19,809,056	0.90
Forfeited	(71,494)	1.42
Transfer from non-vested shares	3,289,837	1.14
Outstanding as of December 31, 2020	23,027,399	0.93
Forfeited	—	—
Outstanding as of December 31, 2021	23,027,399	8.74	(a)

(a)      The amount represented weighted average modification date value per share. As of modification date, the settled price was the capped price as described above.

The total unrecognized equity-based compensation costs as of December 31, 2021 related to the non-vested share units was $111,410.

Restricted Stock Units

Following the Merger, the Company granted 398,811 restricted stock units (“RSUs”) and 328,789 performance-based restricted stock unit (“PSU”) awards subject to service, performance and/or market conditions. The service condition requires the participant’s continued services or employment with the Company through the applicable vesting date, and the performance condition requires the achievement of the performance criteria defined in the award agreement. The market condition is based on the Company’s TSR. For RSU awards with performance conditions, stock-based compensation expense is only recognized if the performance conditions become probable to be satisfied.

The fair value of RSUs is determined by the price of Common Stock at the grant date and is amortized over the vesting period on a straight-line basis. The fair value of PSU awards that include vesting based on market conditions are estimated using the Monte Carlo valuation method. Compensation cost for PSU awards is recognized based on the grant date fair value which is recognized over the vesting period on a straight-line basis. Accordingly, the Company recorded stock-based compensation expense of $434 related to these RSU awards and $323 related to these PSU awards during the year ended December 31, 2021.

The following assumptions were used for respective period to calculate the fair value of common shares to be issued under TSR awards on the date of grant using the Monte Carlo pricing model:

	Year Ended December 31, 2021
Expected term (years)(1)	2.18 – 2.35
Volatility(2)	63.06	% – 64.31%
Average correlation coefficient of peer companies(3)	0.7960 – 0.8120
Risk-free interest rate(4)	0.31	% – 0.55%
Expected dividend yield(5)	0.00%

(1)      Expected term

Expected term was derived from award agreements.

(2)      Volatility

The volatility of the underlying common shares during the lives of the awards was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the awards.

(3)      Average correlation coefficient of peer companies

The correlation coefficients are calculated based upon the price data used to calculate the historical volatilities and is used to model the way in which each entity tends to move in relation to its peers.

(4)      Risk-free interest rate

Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.

(5)      Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

The restricted stock units activity for the years ended December 31, 2019, 2020 and 2021 was as follows:

	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value Per Share (US$)
Outstanding as of January 1, 2019	5,578,012	0.93
Transfer to capped non-vested share units	(2,288,175)	0.64
Outstanding as of December 31, 2019	3,289,837	1.14

Transfer to capped non-vested share units	(3,289,837)	1.14
Outstanding as of December 31, 2020	—	—
Grant	727,600	9.07
Vested	(14,279)	8.52
Forfeited	(41,880)	9.05
Outstanding as of December 31, 2021	671,441	9.08

The total unrecognized equity-based compensation costs as of December 31, 2021 related to the non-vested restricted stock units was $5,462.

Series B2 Preferred subscribed by employees

On October 30, 2015, the Company issued 79,107 Series B2 Preferred to certain employees of the Company. The Series B2 Preferred were issued for cash consideration of $366.00 per share (“Series B2 Award”) and all the Series B2 Preferred were fully paid on the date of issuance. The Series B2 Award shall vest with respect to one-fourth of the total number immediately upon the occurrence of a qualified IPO or Initial Vesting Date, and on each of the first, second and third anniversaries of the Initial Vesting Date; provided that through each applicable vesting date, the holder of the Series B2 Award remains employed with the Company. If a holder of the Series B2 Award terminates employment before the vesting, the Company could repurchase the Series B2 Preferred for a per share price equal to the lower of the original Series B2 Preferred subscription price or 70% of the fair market value of such Series B2 Preferred. The Company’s repurchase right upon employment termination is viewed as forfeiture and the Company accounted for the Series B2 Award as a stock option.

As of December 31, 2020, 53,319 shares were legally issued and outstanding and the Company recorded a deposit liability of $21,792 at the per share price equal to the original Series B2 Preferred subscription price.

Upon the Merger, the Series B2 Preferred were converted into 8,545,490 Common Stock, however, the Series B2 Award was not vested as the performance condition was not reached. In September 2021, the performance and service condition was exempted for the Series B2 holders and the awards were fully vested. The exemption of performance and service condition was considered a Type III modification under the Topic 718, in which the original awards were canceled, and the modified awards were considered granted on the modification date. Post-modification stock-based compensation expense related to these new awards of $39,227 was recognized using modification date fair values determined based on the difference between the exercise price and Common Stock price on the modification date. Accordingly, the deposit liability was reclassified to equity upon the vesting.

The following summarizes the classification of share-based compensation:

	Year Ended December 31,
	2019	2020	2021
Cost of revenues	$—	$—	$4,309
General and administrative expenses	—	—	59,492
Research and development expenses	—	—	13,064
Selling and marketing expenses	—	—	6,029
Construction in process	—	—	237
Total	$—	$—	$83,131